Income Tax - Summary of Reconciliation of Expected Income Tax Benefit to Actual Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Profit / (Loss) before tax	€ (677.7)	€ 1,186.1	€ 12,954.1
Expected tax credit	(186.8)	321.8	3,529.7
Effects
Deviation due to local tax basis	12.6	6.6	8.9
Deviation due to deviating income tax rate (Germany and foreign countries)	6.6	(0.1)	7.3
Change in valuation allowance	(16.4)	(14.3)	30.6
Effects from tax losses and tax credits	241.1	(66.5)	23.2
Change in deferred taxes due to tax rate change	9.1	(2.4)	(2.3)
Non-deductible expenses	(49.1)	3.1	2.5
Non tax-effective income	(2.1)	(0.6)	(87.9)
Non tax-effective share-based payment expenses	(37.2)	7.7	8.7
Tax-effective equity transaction costs	0.0	0.0	0.0
Adjustment prior year taxes	0.0	5.5	(31.5)
Non-tax effective bargain purchase	0.0	0.0	0.0
Other effects	9.8	(5.0)	30.5
Income taxes	€ (12.4)	€ 255.8	€ 3,519.7
Effective tax rate	1.80%	21.60%	27.20%